Risk Report - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2017	Dec. 31, 2016
Total [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	€ 790	€ 693
Non-Core Operations Unit [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	0	52
Global Credit Trading [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	540	368
Core Rates [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	133	174
Fixed Income & Currencies APAC [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	142	120
Emerging Markets, Debt [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	20	122
Other [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	€ (46)	€ (142)

[1]	All liquidity horizons are set to 12 months
[2]	Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2017 and December 31, 2016, respectively
[3]	Business line breakdowns have been updated for 2017 reporting to better reflect the current business structure